Accounts receivable, net - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Balance at the beginning of the year	¥ 142,256	¥ 86,417	¥ 46,900
Provision for the year	67,967	55,839	39,517
Write-off	(77)
Balance at the end of the year	¥ 210,146	¥ 142,256	¥ 86,417